Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 22, 2014
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	Oct. 22, 2014
Document Effective Date	dei_DocumentEffectiveDate	Oct. 22, 2014
Prospectus Date	rr_ProspectusDate	Oct. 22, 2014
Eagle MLP Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement [Text Block]	nlfun_SupplementTextBlock

Eagle MLP Strategy Fund

Class A shares	EGLAX
Class C shares	EGLCX
Class I shares	EGLIX

a series of NORTHERN LIGHTS FUND TRUST

Supplement dated October 22, 2014, to the Prospectus dated August 28, 2014.

Effective immediately, the "Performance" section of the Prospectus is hereby amended and restated to read as follows:

Performance:  The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. The Class A sales charge is reflected in the average annual total return table. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-888-868-9501.

Class I Performance Bar Chart For Calendar Years Ended December 31

Best Quarter:	3/31/2013	18.83%
Worst Quarter:	6/30/2013	0.77%

The Fund's Class I year-to-date return as of September 30, 2014 was 21.17%.

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2013)

	One Year	Since Inception (9/14/12)
Return before taxes – Class I Shares	33.26%	23.90%
Return after taxes on distributions – Class I Shares	31.75%	22.79%
Return after taxes on distributions and sale of Fund shares – Class I Shares	18.75%	17.79%
Return before taxes – Class A Shares	25.32%	18.04%
Alerian MLP Index	27.58%	18.47%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA"); after-tax returns are shown for Class I shares and after-tax returns for other classes will vary.

The Alerian MLP Index is a composite of the 50 most prominent energy Master Limited Partnerships (MLPs) that provides investors with an unbiased, comprehensive benchmark for this emerging asset class. Investors cannot invest directly in an index or benchmark.

*    *    *   *    *    *

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information, dated August 28, 2014.  These documents provide information that you should know about the Fund before investing and have been filed with the Securities and Exchange Commission.  These documents are available upon request and without charge by calling the Fund toll-free at 1-888-868-9501.

Please retain this Supplement for future reference.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. The Class A sales charge is reflected in the average annual total return table. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-888-868-9501.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each calendar year since the Fund's inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-868-9501
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Performance Bar Chart For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	3/31/2013	18.83%
Worst Quarter:	6/30/2013	0.77%
The Fund's Class I year-to-date return as of September 30, 2014 was 21.17%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Class I year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	21.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.77%
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA");
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	after-tax returns are shown for Class I shares and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”); after-tax returns are shown for Class I shares and after-tax returns for other classes will vary.

The Alerian MLP Index is a composite of the 50 most prominent energy Master Limited Partnerships (MLPs) that provides investors with an unbiased, comprehensive benchmark for this emerging asset class. Investors cannot invest directly in an index or benchmark.

Eagle MLP Strategy Fund | Alerian MLP Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.58%
Since Inception	rr_AverageAnnualReturnSinceInception	18.47%
Eagle MLP Strategy Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EGLAX
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	25.32%
Since Inception	rr_AverageAnnualReturnSinceInception	18.04%
Eagle MLP Strategy Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EGLIX
Annual Return 2013	rr_AnnualReturn2013	33.26%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	33.26%
Since Inception	rr_AverageAnnualReturnSinceInception	23.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 14, 2012
Eagle MLP Strategy Fund | Class I Shares | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.75%
Since Inception	rr_AverageAnnualReturnSinceInception	22.79%
Eagle MLP Strategy Fund | Class I Shares | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.75%
Since Inception	rr_AverageAnnualReturnSinceInception	17.79%
Eagle MLP Strategy Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EGLCX